WARRANTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Class of Warrant or Right [Line Items]
Summary of Outstanding Warrants

The following table provides a summary of the number of the Company's outstanding warrants:

	Exercise price	Expiration date	March 31, 2026	December 31, 2025
Liability-classified warrants:
February 2026 Offering Common Warrants	February 17, 2026 - August 17, 2026: $0.6587, August 18, 2026 - January 1, 2027: $0.5489 and January 2, 2027 - February 17, 2031: $0.287	February 2031	32,792,859	—
February 2026 Offering Pre-Funded Warrants	0.0005	Until exercised in full	2,126,609	—
2025 Offering Common Stock Warrants	$0.8553	September 2030	377,460	377,460
Junior Note Warrants	$24.95	December 2028	172,209	172,209
Public Warrants	$2,295.40	January 2028	83,722	83,722
Total			35,552,859	633,391

Equity-classified warrants:
December 2025 $0.05 YA Warrants	$0.05	December 2030	—	16,032,065
December 2025 $1.25 YA Warrants	$1.25	December 2030	20,040,081	20,040,081
December 2025 $1.871 YA Warrants	$1.871	December 2030	5,010,021	5,010,021
December 2025 $2.35 YA Warrants	$2.35	December 2030	5,010,021	5,010,021
2025 Offering Placement Agent Warrants	$0.8907	September 2030	673,617	673,617
February 2026 Offering Placement Agent Warrants	$0.6861	February 2031	437,239	—
June 2023 Senior Note Warrants	$205.59	June 2028	67,177	67,177
August 2024 Warrants Issued with Junior Notes	$10.88 — $15.87	August 2029	3,987	3,987
Total			31,242,143	46,836,969

The following table provides a summary of the number of the Company's outstanding warrants:

			As of December 31,
	Exercise price	Expiration date	2025	2024
Liability-classified warrants:
2025 Offering Common Stock Warrants	$0.8553	September 2030	377,460	—
Junior Note Warrants	$24.95	December 2028	172,209	172,208
Public Warrants	$2,295.40	January 2028	83,722	83,722
Total			633,391	255,930

Equity-classified warrants:
December 2025 $0.05 YA Warrants	$0.05	December 2030	16,032,065	—
December 2025 $1.25 YA Warrants	$1.25	December 2030	20,040,081	—
December 2025 $1.871 YA Warrants	$1.871	December 2030	5,010,021	—
December 2025 $2.35 YA Warrants	$2.35	December 2030	5,010,021	—
2025 Offering Placement Agent Warrants	$0.8907	September 2030	673,617	—
June 2023 Senior Note Warrants	$205.59	June 2028	67,177	67,177
Pre-Funded Warrants	N/A	N/A	—	167,759
August 2024 Warrants Issued with Junior Notes	$10.88 — $15.87	August 2029	3,987	3,987
Total			46,836,969	238,923

Junior Note Warrants
Class of Warrant or Right [Line Items]
Schedule of Aggregate Fair value of Warrants	The range of significant inputs to the calculation of the fair value of the Junior Note Warrant liability during the periods presented were as follows:

	Year Ended December 31,
	2025	2024
Junior Note Warrants:
Stock price(1)	$0.75 - 1.75	$0.15 - 3.34
Expected term (in years)	2.9 - 4.4	3.9 - 4.9
Expected volatility	62.4% - 193.0%	58.9% - 79.6%
Risk-free interest rate	3.7% - 3.9%	3.6% - 4.3%
Expected dividend yield	0.0%	0.0%
(1)
Amounts for the periods presented have been adjusted to reflect the 1-for-4.99 February 2026 Reverse Stock Split. See Note 2 for additional information.

Offering Placement Agent Warrants [Member]
Class of Warrant or Right [Line Items]
Schedule of Aggregate Fair value of Warrants	The issuance date fair value of the 2025 Offering Placement Agent Warrants of $417,815 was treated as an equity-issuance cost and reduction in additional-paid in capital, and was estimated using the Monte Carlo simulation based approach, a Level 3 valuation, with the following assumptions:

Upon Issuance
2025 Offering Placement Agent Warrants:
Stock price(1)	$0.69611
Expected term (in years)	5.0
Expected volatility	145.0%
Risk-free interest rate	3.6%
Expected dividend yield	0.0%
(1)
Amounts for the periods presented have been adjusted to reflect the 1-for-4.99 February 2026 Reverse Stock Split, as defined and further described in Note 2. See Note 2 for additional information.

2025 Offering Placement Agent Warrants [Member]
Class of Warrant or Right [Line Items]
Schedule of Aggregate Fair value of Warrants	Warrants of $417,815 was treated as an equity-issuance cost and reduction in additional-paid in capital, and was estimated using the Monte Carlo simulation based approach, a Level 3 valuation, with the following assumptions:

Upon Issuance
2025 Offering Placement Agent Warrants:
Stock price	$0.69611
Expected term (in years)	5.0
Expected volatility	145.0%
Risk-free interest rate	3.6%
Expected dividend yield	0.0%

February 2026 Offering Placement Agent Warrants [Member]
Class of Warrant or Right [Line Items]
Schedule of Aggregate Fair value of Warrants	The issuance

date fair value of the February 2026 Offering Placement Agent Warrants of $185,018 was treated as an equity-issuance cost and reduction in additional-paid in capital, and was estimated using the Black Scholes valuation model, a Level 3 valuation, with the following assumptions:

Upon Issuance
February 2026 Offering Placement Agent Warrants:
Stock price	$0.48
Expected term (in years)	5.0
Expected volatility	146.0%
Risk-free interest rate	3.6%
Expected dividend yield	0.0%

Common Stock Warrant [Member] | Senior Note Warrants
Class of Warrant or Right [Line Items]
Schedule of Aggregate Fair value of Warrants	The aggregate fair value of the Senior Note Warrants of $3,401,366 was estimated using the Black-Scholes option-pricing model with the following assumptions:

Upon Issuance
Common Stock Warrants:
Expected term (in years)	5.0
Expected volatility	47.9%
Risk-free interest rate	4.0%
Expected dividend yield	0.0%